Accrued Expenses and Other Payables	6 Months Ended
Mar. 31, 2017
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

7. ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables as of March 31, 2017 and September 30, 2016 consisted of:

	March 31, 2017	September 30, 2016
Accruals for consulting fee	$7,000	$23,100
Accruals for audit fee	34,000	15,000
Accruals for interest expense	9,500	-
Accruals for rental expense	28,660	-
Total accrued expenses and other payables	$79,160	$38,100